Fair Value Measurements (Details) - USD ($)			1 Months Ended	6 Months Ended
	Dec. 20, 2022	Dec. 08, 2022	Dec. 20, 2022	Jun. 30, 2023
Fair Value Measurements (Details) [Line Items]
Investor interest amount (in Dollars)		$ 41,161		$ 41,161
Ordinary per share	$ 0.1	$ 0.06		$ 0.08
Liquidation discount amount (in Dollars)		$ 0.5
Liquidation per share		$ 10.24		$ 10.48
Fair value discount percentage			0.90%	0.70%
Fair value estimated amount (in Dollars)			$ 10.25
Class B Ordinary Shares [Member]
Fair Value Measurements (Details) [Line Items]
Investor interest amount (in Dollars)				$ 34,301